Exhibit 99.8 Schedule 1

TPR Firm:			Report Date:	8/18/2025
Client Name:	PRP-LB VI AIV, LLC		Report:	Exception Report
Deal Name:	PRPM 2025-NQM4		Loans in report:	1

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	1996170	D	B	D	B	A	A	A	A	Closed	FCRE1193	2025-05-29 12:37	2025-07-18 16:53	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-07/18/2025
Ready for Review-Document Uploaded.  - Seller-07/18/2025
Counter-Pushed back to Client to upload additional documentation. - Due Diligence Vendor-07/07/2025
Ready for Review-Document Uploaded. We show this mortgage is being counted in the DTI already - Buyer-06/30/2025
Counter-Exception approval received for Master policy. However, Audited DTI of XXX% still exceeds Guideline DTI of 43%. Lenders DTI is XXX%, however does not include the mortgage payment of $XXX for XXX. Mortgage payment of $XXX plus $XXX HOA Dues equals total negative rental amount of -$XXX. resulting in a DTI of XXX%. - Due Diligence Vendor-06/18/2025
Ready for Review-Document Uploaded. Please find exception uploaded, thank you. - Buyer-06/17/2025
Counter-Documentation received, however insufficient to clear condition. Missing Master policy for property located at XXX to support Walls In coverage. - Due Diligence Vendor-06/04/2025
Ready for Review-Document Uploaded. Added HOA dues.  DTI now XXX% See updated URLA, 1008, Mtg stmt was already added in the DTI.   - Seller-06/04/2025
Open-Audited DTI of XXX% exceeds Guideline DTI of 43% Lenders DTI is XXX% however the DTI is XXX% which exceeds the guideline max DTI of 43%. Lender did not hit the borrower with the mortgage payment + HOA dues ($XXX + $XXX) for XXX which is a total amount of -$XXX. - Due Diligence Vendor-05/29/2025	Ready for Review-Document Uploaded. - Seller-07/18/2025
 Ready for Review-Document Uploaded. Added HOA dues.  DTI now XXX% See updated URLA, 1008, Mtg stmt was already added in the DTI.   - Seller-06/04/2025
Waived-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-07/18/2025	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 620.
																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months	1) XXX months of reserves are greater than 3 month minimum 2) 0x30x12 mortgage history	Updated URLA.pdf Updated 1008.pdf Mortgage Statement - XXX - See pg 2 for the HOA.pdf Exception approval.jpg Liability is counted.pdf Exception approval.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Purchase	NA	Originator Post-Close	Yes
XXX	1996170	D	B	D	B	A	A	A	A	Closed	FCRE7497	2025-05-29 12:45	2025-06-04 16:09	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received HOA Statement for XXX. - Due Diligence Vendor-06/04/2025
Ready for Review-Document Uploaded. See page 2 of the mortgage statement for the  HOA data - Buyer-06/04/2025
Open-Missing HOA bill for XXX. Subject to recalculation of DTI upon receipt. - Due Diligence Vendor-05/29/2025	Resolved-Received HOA Statement for XXXX. - Due Diligence Vendor-06/04/2025	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 620.
																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months		Mortgage Statement - XXX - See pg 2 for the HOA.pdf Updated URLA.pdf Updated 1008.pdf Liabilities.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Purchase	NA	N/A	N/A